LEASE - PIS/COFINS to be recovered (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE
Lease consideration	R$ 556,876	R$ 547,226
Potential PIS/COFINS (9.25%)	R$ 51,511	R$ 50,618
Potential PIS/COFINS (as a percent)	9.25%	9.25%